Condensed Consolidated Statement of Cash Flows of Immatics N.V. - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	[2]
Cash flows from operating activities
Net profit/(loss)	€ (110,204)	€ (20,233)	[1],[3]
Taxes on income	(1,996)	660	[3]
Loss before taxes	(112,200)	(19,573)	[3]
Adjustments for:
Interest income	(9,719)	(12,660)
Depreciation and amortization	6,166	6,116
Interest expenses	493	420
Equity-settled share-based payment	8,471	8,605
Net foreign exchange differences and expected credit losses	34,241	(7,723)
Change in fair value of liabilities for warrants	(1,730)	(395)
Gains/(losses) from disposal of fixed assets	40	1
Changes in:
Decrease in accounts receivables	3,894	1,283
(Increase)/decrease in other assets	(277)	766
Decrease in deferred revenue, accounts payables and other liabilities	(15,534)	(48,493)
Interest received	18,012	8,260
Interest paid	(493)	(420)
Income tax paid	(5,445)	(2,012)
Income tax refunded	820
Net cash provided by/(used in) operating activities	(73,261)	(65,825)
Cash flows from investing activities
Payments for property, plant and equipment	(4,503)	(11,797)
Payments for intangible assets	(190)	(148)
Proceeds from disposal of property, plant and equipment	47	0
Payments for investments classified in Other financial assets	(280,651)	(356,596)
Proceeds from maturity of investments classified in Other financial assets	396,353	196,548
Net cash provided by/(used in) investing activities	111,056	(171,993)
Cash flows from financing activities
Net proceeds from issuance of shares to equity holders	9	174,476
Repayments/(payments) of lease liabilities	(1,473)	(397)
Net cash provided by/(used in) financing activities	(1,464)	174,079
Net increase/(decrease) in cash and cash equivalents	36,331	(63,739)
Cash and cash equivalents at the beginning of the period	236,748	218,472
Effects of exchange rate changes and expected credit losses on cash and cash equivalents	(16,444)	3,410
Cash and cash equivalents at end of the year	€ 256,635	€ 158,143

[1]	*See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities and income tax paid
[3]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities